ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	¥ 16,200	¥ 17,200
Accrued salary	2,331	3,804
Accrued rent, electricity and water	2,500	3,641
Accrued other taxes	1,541	1,728
Others	3,322	3,346
Current accrued expenses and other current liabilities	¥ 25,894	¥ 29,719